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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:

   /s/ Sheldon Brody        New York, NY        November 8, 2004

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                    3
         Form 13F Information Table Entry Total               60
         Form 13F Information Table Value Total:        $410,456 (thousands)

List of Other Included Managers:

         No. 13F       File No.     Name

         01            28-5534      Centurion Advisors, L.P.
         02            28-5414      Centurion Investment Group, L.P.
         03            28-7106      Centurion Investors, LLC

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                             Form 13F as of 06/30/04
                     REPORTING MANAGER: RAIFF PARTNERS, INC.

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      Item 1                  Item 2    Item 3      Item 4          Item 5              Item 6           Item 7        Item 8
   Name of Issuer              Title     Cusip    Fair Market      Shares or     Investment Discretion             Voting Authority
                              of Class   Number      Value     Principal Amount               Shared
                                                                                  Sole Shared Other     Managers   Sole  Shared None
                                                                                   (A)   (B)   (C)                  (A)    (B)  (C)
------------------------------------------------------------------------------------------------------------------------------------
AK STEEL HOLDING CORP          CS     001547108     1,632,000        200,000              x                1,2,3      x
ALLIANCE GAMING CORP           CS     01859P609       451,800         30,000              x                1,2,3      x
ANADARKO PETROLEUM             CS     032511107    14,267,400        215,000              x                1,2,3      x
ANNTAYLOR STORES CORP          CS     036115103     9,243,000        395,000              x                1,2,3      x
AT&T WIRELESS SVCS             CS     00209A106     1,950,960        132,000              x                1,2,3      x
AXIS CAPITAL HOLDINGS
  LTD                          CS     G0692U109    18,757,622        721,447              x                1,2,3      x
BANK OF AMERICA CORP           CS     060505104    15,382,150        355,000              x                1,2,3      x
BEAZER HOMES USA INC           CS     07556Q105    11,704,455        109,500              x                1,2,3      x
BENIHANA INC                   CS     082047200     1,685,077        125,940              x                1,2,3      x
BJS WHOLESALE CLUB INC         CS     05548J106     7,482,958        273,700              x                1,2,3      x
CALPINE                        CS     131347106     1,305,000        450,000              x                1,2,3      x
CENTEX CORP                    CS     152312104    12,867,300        255,000              x                1,2,3      x
CHESAPEAKE ENERGY
  CORP                         CS     165167107    12,109,950        765,000              x                1,2,3      x
CITIZENS
COMMUNICATIONS CO              CS     17453B101    16,201,900      1,210,000              x                1,2,3      x
COSTCO WHOLESALE               CS     22160K105    15,358,700        370,000              x                1,2,3      x
COUNTRYWIDE FINANCIAL
  CORP                         CS     222372104     6,696,300        170,000              x                1,2,3      x
CROMPTON CORP                  CS     227116100     1,803,100        190,000              x                1,2,3      x
DEUTSCHE BANK AG               CS     251525309     8,632,800        120,000              x                1,2,3      x
DU PONT                        CS     263534109     3,210,000         75,000              x                1,2,3      x
FEDERATED DEP COM              CS     31410H101    12,038,950        265,000              x                1,2,3      x
FOOT LOCKER INC                CS     344849104     6,517,500        275,000              x                1,2,3      x
  FRIEDMAN BILLINGS
  RAMSEY - A                   CS     358434108     4,106,500        215,000              x                1,2,3      x
FRONTLINE LTD                  CS     G3682E127     4,719,000        100,000              x                1,2,3      x
GARDNER DENVER INC             CS     365558105     1,599,060         58,000              x                1,2,3      x
GENERAL MARITIME CORP          CS     Y2692M103     5,746,950        165,000              x                1,2,3      x
GENWORTH FINANCIAL INC         CS     37247D106     5,475,500        235,000              x                1,2,3      x
GLIMCHER REALTY TRUST          CS     379302102     1,215,000         50,000              x                1,2,3      x
  HARTFORD FINANCIAL
  SERVICES GROUP INC           CS     416515104    13,005,300        210,000              x                1,2,3      x
HOME DEPOT                     CS     437076102    17,640,000        450,000              x                1,2,3      x
HOUSEHOLD
  INTERNATIONAL 10%
  6/30/30 PFD                 PFD     44180s207       105,400          4,000              x                1,2,3      x
INPUT/OUTPUT INC               CS     457652105     1,608,360        156,000              x                1,2,3      x
INTERACTIVE CORP               CS     45840Q101     7,266,600        330,000              x                1,2,3      x
INTRAWEST CORPORATION          CS     460915200     1,034,124         54,600              x                1,2,3      x
J.P. MORGAN CHASE              CS     46625H100    21,851,500        550,000              x                1,2,3      x
KMART HOLDING CORP             CS     498780105     9,971,580        114,000              x                1,2,3      x
La QUINTA PPTYS INC
9.0% SER A 1/10               PFD     50419Q201        68,445          2,700              x                1,2,3      x
LUBRIZOL CORP                  CS     549271104     7,304,060        211,100              x                1,2,3      x
MBNA                           CS     55262L100     7,509,600        298,000              x                1,2,3      x
MCDERMOTT
  INTERNATIONAL                CS     580037109       944,000         80,000              x                1,2,3      x
MGM MIRAGE                     CS     552953101    14,398,500        290,000              x                1,2,3      x
NABORS INDUSTRIES              CS     629568106     6,155,500        130,000              x                1,2,3      x
NEIMAN MARCUS A                CS     640204202    14,950,000        260,000              x                1,2,3      x
ORBITAL SCIENCES               CS     685564106     1,248,206        109,300              x                1,2,3      x
ORIENT EXPRESS HOTELS
  LTD                          CS     G67743107     1,398,704         85,600              x                1,2,3      x
OXFORD INDUSTRIES INC          CS     691497309       223,500          6,000              x                1,2,3      x
PACIFIC SUNWEAR OF
  CALIF                        CS     694873100     4,946,750        235,000              x                1,2,3      x
PLAYBOY ENTERPRISES -
  CL B                         CS     728117300     1,785,112        177,800              x                1,2,3      x
POLO RALPH LAUREN CORP         CS     731572103    17,883,129        491,700              x                1,2,3      x
PRECISION CASTPARTS
  CORP                         CS     740189105     3,603,000         60,000              x                1,2,3      x
PREMCOR, INC                   CS     74045Q104     4,812,500        125,000              x                1,2,3      x
QUALITY DISTRIBUTION
  INC                          CS     74756M102       764,746        125,163              x                1,2,3      x
REGAL ENTERTAINMENT
  GROUP                        CS     758766109     4,393,000        230,000              x                1,2,3      x
RPM INTERNATIONAL INC          CS     749685103     1,147,250         65,000              x                1,2,3      x
SMUCKER J M CO                 CS     832696405     3,108,700         70,000              x                1,2,3      x
TIDEWATER INC                  CS     886423102     4,231,500        130,000              x                1,2,3      x
UNION PACIFIC                  CS     907818108     5,736,940         97,900              x                1,2,3      x
UNIVERSAL HEALTH
  REALTY INCOME TRUST          CS     91359e105        33,330          1,100              x                1,2,3      x
US STEEL                       CS     912909108    16,552,800        440,000              x                1,2,3      x
WYNN RESORTS LTD               CS     983134107     8,270,400        160,000              x                1,2,3      x
XM SATELLITE RADIO
  HOLDINGS INC                 CS     983759101     4,342,800        140,000              x                1,2,3      x

TOTAL PORTFOLIO                                   410,456,268     13,415,550
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